Basis of Presentation (Details) $ in Thousands		3 Months Ended		6 Months Ended
	Mar. 31, 2015 USD ($) item	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Consolidated Balance Sheets
Prepaid expenses and other	$ 79,132	$ 79,132		$ 79,132		$ 80,912	$ 79,538
Total current assets	1,568,369	1,568,369		1,568,369		1,277,001	1,257,811
Other assets	38,315	38,315		38,315		18,809	13,496
Total assets	7,344,150	7,344,150		7,344,150		6,720,998	6,263,564
Long-term debt due within one year less unamortized debt issuance costs	39,207	39,207		39,207		39,635	114,600
Total current liabilities	391,145	391,145		391,145		507,161	451,873
Long-term debt	532,908	532,908		532,908		39,502	79,137
Total noncurrent liabilities	1,950,629	1,950,629		1,950,629		1,322,860	1,367,964
Total liabilities and shareholders' equity	$ 7,344,150	7,344,150		7,344,150		6,720,998	6,263,564
Early Termination Revenue		71,700	$ 0	95,100	$ 9,900
Abandonments		$ 10,200	$ 1,800	$ 12,200	$ 3,700
Number of SCR powered FlexRigs decommissioned | item	17
Number of idle FlexRigs1 decommissioned | item	6
Number of idle FlexRigs2 decommissioned | item	11
Previously Reported
Consolidated Balance Sheets
Prepaid expenses and other						81,277	79,938
Total current assets						1,277,366	1,258,211
Other assets						19,307	14,359
Total assets						6,721,861	6,264,827
Long-term debt due within one year less unamortized debt issuance costs						40,000	115,000
Total current liabilities						507,526	452,273
Long-term debt						40,000	80,000
Total noncurrent liabilities						1,323,358	1,368,827
Total liabilities and shareholders' equity						6,721,861	6,264,827
Effect of Accounting Principle Change
Consolidated Balance Sheets
Prepaid expenses and other						(365)	(400)
Total current assets						(365)	(400)
Other assets						(498)	(863)
Total assets						(863)	(1,263)
Long-term debt due within one year less unamortized debt issuance costs						(365)	(400)
Total current liabilities						(365)	(400)
Long-term debt						(498)	(863)
Total noncurrent liabilities						(498)	(863)
Total liabilities and shareholders' equity						$ (863)	$ (1,263)